Financial Investments (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Financial Investments

	30 June 2018 £m	31 December 2017 £m
Amortised cost:
– Asset backed securities	761	2,180
– Debt securities(1)	6,544	6,578

	7,305	8,758

FVOCI:
– Debt securities	13,506
– Loans and advances to customers(2)	175

	13,681

Available-for-sale:
– Debt securities		8,772
– Equity securities		81

		8,853

	20,986	17,611

(1)	These securities were previously classified as held-to-maturity investments under IAS 39. See Note 25.
(2)

These comprise other loans and receivables held within hold to collect and sell business models that were moved from trading assets and loans and advances to customers at amortised cost, to financial investments, due to their reclassification to FVOCI on adoption of IFRS 9.